NATURE OF THE BUSINESS	12 Months Ended
Dec. 31, 2017
Corporate Information And Statement Of IFRS Compliance [Abstract]
NATURE OF THE BUSINESS
NATURE OF THE BUSINESS

Rogers Communications Inc. is a diversified Canadian communications and media company. Substantially all of our operations and sales are in Canada. RCI is incorporated in Canada and its registered office is located at 333 Bloor Street East, Toronto, Ontario, M4W 1G9. RCI's shares are publicly traded on the Toronto Stock Exchange (TSX: RCI.A and RCI.B) and on the New York Stock Exchange (NYSE: RCI).

We report our results of operations in four reportable segments. Each segment and the nature of its business is as follows:

Segment	Principal activities
Wireless	Wireless telecommunications operations for Canadian consumers and businesses.
Cable	Cable telecommunications operations, including Internet, television, and telephony (phone) services for Canadian consumers and businesses.
Business Solutions
Network connectivity through our fibre network and data centre assets to support a range of voice, data, networking, hosting, and cloud-based services for the enterprise, public sector, and carrier wholesale markets.

Media	A diversified portfolio of media properties, including sports media and entertainment, television and radio broadcasting, specialty channels, multi-platform shopping, digital media, and publishing.

During the year ended December 31, 2017, Wireless, Cable, and Business Solutions were operated by our wholly-owned subsidiary, Rogers Communications Canada Inc. (RCCI), and certain other wholly-owned subsidiaries. Media was operated by our wholly-owned subsidiary, Rogers Media Inc., and its subsidiaries.

See note 4 for more information about our reportable operating segments.

STATEMENT OF COMPLIANCE
We prepared our consolidated financial statements in accordance with International Financial Reporting Standards (IFRS) as issued by the International Accounting Standards Board (IASB). The Board of Directors (the Board) authorized these consolidated financial statements for issue on March 8, 2018.